Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Purple Biotech Ltd.
Trading Symbol	PPBT
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	184,815,092
Amendment Flag	false
Entity Central Index Key	0001614744
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37643
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	4 Oppenheimer Street
Entity Address, Address Line Two	Science Park
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7670104
Entity Address, Country	IL
Title of 12(b) Security	American Depositary Shares, each representing 10 Ordinary Shares (1
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	KPMG International
Auditor Location	Tel Aviv
Auditor Firm ID	1057
Business Contact
Document Information Line Items
Entity Address, Address Line One	4 Oppenheimer Street
Entity Address, Address Line Two	Science Park
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7670104
Entity Address, Country	IL
Contact Personnel Name	Lior Fhima
Local Phone Number	3-933-3121
City Area Code	+972
Contact Personnel Fax Number	+972-3-5097196